Fair Value Measures and Disclosures (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value, by balance sheet grouping
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis within the fair value hierarchy as of the end of each reporting period (in thousands):

	Fair Value Hierarchy	June 30, 2025	December 31, 2024
Financial assets:
Cash and cash equivalents
Money market funds	Level 1	$55,508	$2,411
Restricted cash and cash equivalents, current
Money market funds	Level 1	518,199	24,185
Restricted cash and cash equivalents, non-current
Money market funds	Level 1	—	56,250
Restricted marketable securities, non-current
Certificates of deposit	Level 2	—	29,308
Prepaid expenses and other current assets
Foreign exchange forward contracts not designated as accounting hedges	Level 2	2,279	—
Other non-current assets
Power purchase agreements	Level 3	3,444	2,562
Total financial assets		$579,430	$114,716
Financial liabilities:
Derivative and warrant liabilities
Interest rate swaps designated as accounting hedges	Level 2	$271	$—
Warrant liabilities	Level 3	—	199,645
Power purchase agreements	Level 3	427	444
Total financial liabilities		$698	$200,089

The following tables presents the hierarchy fair value as of the end of each reporting period (in thousands):

	Fair Value Hierarchy	December 31, 2023	December 31, 2024
Financial assets:
Cash and cash equivalents
Money market funds	Level 1	$87,258	$2,411
Restricted cash and cash equivalents, current
Money market funds	Level 1	42,940	24,185
Prepaid expenses and other current assets
Available-for-sale marketable securities	Level 2	2,368	—
Restricted cash and cash equivalents, non-current
Money market funds	Level 1	206,846	56,250
Restricted marketable securities, non-current
Certificates of deposit	Level 2	171,734	29,308
Other non-current assets
Power purchase agreements	Level 3	1,459	2,562
Total financial assets		$512,605	$114,716
Financial liabilities:
Derivative and warrant liabilities
Bifurcated embedded derivative liabilities	Level 3	$386,469	$—
Warrant liabilities	Level 3	70,930	199,645
Series B tranche liability	Level 3	69,648	—
Power purchase agreements	Level 3	—	444
Total financial liabilities		$527,047	$200,089

Financial Assets Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis as of the end of each reporting period (in thousands):

	December 31, 2023
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Financial assets:
Cash and cash equivalents
Money market funds	$87,258	$—	$—	$87,258
Restricted cash and cash equivalents, current
Money market funds	42,940	—	—	42,940
Prepaid expenses and other current assets
Available-for-sale marketable securities	2,354	14	—	2,368
Restricted cash and cash equivalents, non-current
Money market funds	206,846	—	—	206,846
Restricted marketable securities, non-current
Certificates of deposit	171,734	—	—	171,734
Total	$511,132	$14	$—	$511,146

	December 31, 2024
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Financial assets:
Cash and cash equivalents
Money market funds	$2,411	$—	$—	$2,411
Restricted cash and cash equivalents, current
Money market funds	24,185	—	—	24,185
Restricted cash and cash equivalents, non-current
Money market funds	56,250	—	—	56,250
Restricted marketable securities, non-current
Certificates of deposit	29,308	—	—	29,308
Total	$112,154	$—	$—	$112,154

Fair value measurement inputs and valuation techniques
The Company’s valuation of the warrant liabilities utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

	March 21, 2025	December 31, 2024
Stock price	$41	$48
Volatility	60%	60%
Risk-free rate	4%	4%
Dividend yield	0%	0%

The Company’s valuation of the warrant liabilities utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

	December 31, 2023	December 31, 2024
Stock price	$18	$48
Volatility	55%	60%
Risk-free rate	4%	4%
Dividend yield	0%	0%

The Company’s valuation of the embedded derivative liabilities utilized the binomial lattice model that relied on the following significant inputs:

December 31, 2023
Stock price	$18
Volatility	40%
Risk-free rate	4%
Lattice or Monte Carlo model projection period (years)	2

As discussed in Note 10—Debt, the 2021 Convertible Notes were converted into common stock on September 17, 2024. The following table is a summary of the significant unobservable inputs to value the embedded derivative liability immediately before conversion:

September 17, 2024
Stock price	$44
Discount rate	12%

The Company’s valuation of the Series B tranche liability utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

December 31, 2023
Series B stock price	$21
Volatility	21%
Risk-free rate	5%

Schedule of change in the fair value of the assets, measured using Level 3 Inputs
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Power Purchase Agreements – Asset	Warrant Liabilities	Bifurcated Embedded Derivative Liabilities	Power Purchase Agreements – Liability	Series B Tranche Liability
Balance at January 1, 2023	$—	$3,887	$4,901	$—	$—
Additions	1,040	1,716	20,829	—	10,300
Adjustment to fair value	419	68,334	360,739	—	104,879
Settlements	—	(3,007)	—	—	(45,531)
Balance at December 31, 2023	1,459	70,930	386,469	—	69,648
Additions	—	—	—	770	—
Adjustment to fair value	1,103	128,715	627,263	(326)	(49)
Settlements	—	—	(1,013,732)	—	(69,599)
Balance at December 31, 2024	$2,562	$199,645	$—	$444	$—

Contractual Maturity of Investments in Available-for-sale Securities
The following table summarizes the estimated fair value of investments in available-for-sale marketable debt securities by effective contractual maturity dates (in thousands):

December 31, 2023
Due in one year or less	$—
Due over one year	2,368
Total available-for-sale marketable securities	$2,368